DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 174	$ 55
Current Financial Asset	5	10
Non-current Financial Assets	169	45
Financial Liabilities	(52)	(48)
Current Financial Liability	(18)	(5)
Non-current financial Liability	(34)	(43)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	62	1
Financial Liabilities	(35)	(41)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	19	0
Financial Liabilities	(15)	(3)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	93	54
Financial Liabilities	$ (2)	$ (4)